Derivatives and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedges [Member] | Interest Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	$ (13)	$ (36)	$ (115)
Cash flow hedges [Member] | Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net hedge ineffectiveness	0	0	0
Net investment hedges [Member] | Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	0	2	0
Net hedge ineffectiveness	$ (3)	$ (3)	$ (1)